Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement dated April 2, 2014 to the

Statutory Prospectuses for Class A, Class B, Class C and Class D shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Wellness Fund

Within the Fund Summary relating to AllianzGI Wellness Fund (the “Fund”), the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to Paul A. Wagner as a portfolio manager of the Fund. Corresponding changes are hereby made to the information relating to the Fund contained in the table in the subsection entitled “Management of the Funds — Sub-Advisers — AllianzGI U.S.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement dated April 2, 2014

to the Statement of Additional Information

of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Wellness Fund

The subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Paul A. Wagner as a portfolio manager of the AllianzGI Wellness Fund.

Please retain this Supplement for future reference.